NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9—NOTES PAYABLE

10% OID Promissory Notes

On December 22, 2023, the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued and sold to the investors 10% original issue discount (“OID”) promissory notes in the aggregate principal amount of $350,000 for total cash proceeds of $295,000. The notes bore interest at a rate of 10% per annum and matured on December 22, 2024.

On January 24, 2024, the Company entered into a securities purchase agreement in a private placement transaction with a certain accredited investor, pursuant to which the Company issued and sold to the investor a 10% OID promissory note in the principal amount of $55,556 for total cash proceeds of $45,000. The note bore accrued interest at a rate of 10% per annum and matured on January 24, 2025.

The promissory notes included terms that should the Company undertake an IPO before the maturity date, the note holders were to receive (i) equity shares equal to the principal amount at the IPO share price, and (ii) repayment of the principal and accrued interest in cash. The notes contained customary covenants and events of default for loans of this type.

At issuance, the Company evaluated whether the promissory notes contained embedded features that qualify as derivatives pursuant to ASC 815. The Company determined that the notes embedded features, specifically should the Company undertake an IPO before the maturity date, the note holders would receive (i) equity shares equal to the principal amount at the IPO share price, and (ii) repayment of the principal and accrued interest in cash. These embedded features constituted deemed redemption features as a result of the substantial premium received by the note holders. The Company concluded that these redemption features required bifurcation from the notes and subsequent accounting in the same manner as a freestanding derivative.

The fair value of the embedded redemption derivative liability within the promissory notes was calculated using a Probability Weighted Expected Return valuation methodology, considering the likelihood of occurrence. The model used a discount rate of 15% and assumptions of an 80% probability related to likelihood of the Company completing an IPO. Subsequent changes in the fair value of the redemption features were measured each reporting period and recognized in the statement of operations. The OID and issuance costs for the promissory notes, along with the fair value of the embedded redemption derivative liability, were collectively recorded as a debt discount. The debt discount is be amortized to interest expense over the respective term of the notes using the effective interest method.

As further disclosed in Note 10, the IPO was completed on June 3, 2024. In accordance with the terms of the 10% OID promissory note agreements, the Company repaid the outstanding notes totaling $463,534 (including both principal and accrued interest) and issued each note holder common stock equal to the principal amount of the notes at the IPO price of $5.50, totaling 80,808 shares of restricted common stock, with a fair value of $214,949 or $2.66 per share. Consequently, the corresponding derivative liability was extinguished and a loss on extinguishment of debt of $38,889 was recognized.

Derivative Liabilities

The following table provides a roll-forward of the derivative liabilities for the year ended December 31, 2024:

Amount
Balance at December 31, 2023	$238,000
Initial fair value of derivative liabilities upon issuance	38,000
Gain on change in fair value of derivative liabilities	(61,051)
Extinguishment of derivative liabilities upon settlement of notes payable	(214,949)
Balance at December 31, 2024	$-

Other Loans Payable

On December 25, 2023, the Company entered into a loan agreement with a third-party in the amount of $79,975 for total cash proceeds of $70,000. The loan matures on June 25, 2025. The Company recorded a debt discount of $9,975, which is amortized under the effective interest method at an effective interest rate of 25.6%. As of December 31, 2024, the outstanding principal balance of the loan payable was $14,848, net of debt discounts of $1,152.

On December 26, 2023, the Company entered into a loan agreement with a third-party in the amount of $285,573 for total cash proceeds of $249,300. The loan matures on June 26, 2025. The Company recorded a debt discount of $36,273, which is amortized under the effective interest method at an effective interest rate of 15.0%. As of December 31, 2024, the outstanding principal balance of the loan payable was $133,980, net of debt discounts of $8,399.

Estimated maturities of principal payments for notes payable at December 31, 2024 were as follows:

Year Ending December 31,	Amount
2025	$148,828
Total payments	148,828
Less debt discount	(9,551)
Total notes payable, net	$139,277